American Century Investments®
Quarterly Portfolio Holdings
Emerging Markets Fund
August 31, 2025

Emerging Markets Fund - Schedule of Investments
AUGUST 31, 2025 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 101.2%
Brazil — 5.7%
Banco BTG Pactual SA	1,466,600	12,194,053
Cia de Saneamento Basico do Estado de Sao Paulo SABESP, ADR	452,026	10,238,389
Cury Construtora e Incorporadora SA	1,664,300	10,584,038
Embraer SA, ADR	356,168	20,062,943
Multiplan Empreendimentos Imobiliarios SA	1,868,900	9,596,388
NU Holdings Ltd., Class A(1)	1,931,846	28,591,321
PRIO SA(1)	1,519,500	10,616,055
		101,883,187
Chile — 0.7%
Falabella SA	2,229,057	12,687,209
China — 29.7%
Alibaba Group Holding Ltd., ADR	360,751	48,701,385
China Construction Bank Corp., H Shares	43,288,000	41,894,210
Contemporary Amperex Technology Co. Ltd., Class A	547,510	23,524,560
Foxconn Industrial Internet Co. Ltd., Class A	1,797,251	13,563,774
Henan Pinggao Electric Co. Ltd., Class A	4,019,320	8,918,375
Industrial & Commercial Bank of China Ltd., H Shares	30,304,740	22,543,795
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	1,753,980	16,301,488
Montage Technology Co. Ltd., Class A	1,209,192	20,859,801
NetEase, Inc.	1,524,100	41,792,017
Ping An Insurance Group Co. of China Ltd., H Shares	4,465,000	32,508,073
Tencent Holdings Ltd.	1,864,500	144,395,186
Trip.com Group Ltd.	427,050	31,613,359
Vnet Group, Inc., ADR(1)(2)	1,373,643	11,895,748
Xiaomi Corp., Class B(1)	6,955,200	47,468,172
Zhongji Innolight Co. Ltd., Class A	500,600	24,855,727
		530,835,670
Greece — 1.4%
Piraeus Financial Holdings SA(1)	3,206,198	24,812,789
Hong Kong — 2.9%
Galaxy Entertainment Group Ltd.	4,023,000	21,327,889
Hong Kong Exchanges & Clearing Ltd.	522,800	30,629,896
		51,957,785
Hungary — 1.4%
OTP Bank Nyrt	294,968	25,728,355
India — 15.4%
Apollo Hospitals Enterprise Ltd.	234,512	20,251,581
Bharti Airtel Ltd.	1,584,466	33,962,512
DLF Ltd.	1,819,936	15,258,202
HDFC Bank Ltd.	3,824,284	41,277,123
ICICI Bank Ltd., ADR	1,331,871	42,273,585
Indian Hotels Co. Ltd.	1,057,733	9,102,353
Infosys Ltd., ADR(2)	557,230	9,372,608
InterGlobe Aviation Ltd.	360,497	23,111,954
Mahindra & Mahindra Ltd.	509,804	18,497,607
MakeMyTrip Ltd.(1)	116,933	11,547,134
Reliance Industries Ltd.	2,065,909	31,816,288
Sun Pharmaceutical Industries Ltd.	506,141	9,156,542

Vishal Mega Mart Ltd.(1)	5,994,350	10,150,360
		275,777,849
Mexico — 1.4%
Cemex SAB de CV, ADR	1,158,227	10,528,283
Grupo Aeroportuario del Pacifico SAB de CV, ADR	60,507	14,582,187
		25,110,470
Peru — 1.6%
Credicorp Ltd.	112,265	28,874,558
Philippines — 0.5%
BDO Unibank, Inc.	3,556,853	8,406,632
Poland — 0.4%
Powszechna Kasa Oszczednosci Bank Polski SA	394,983	7,704,458
Russia(3) — 0.0%
Novatek PJSC	1,100,400	1
Saudi Arabia — 1.7%
Al Rajhi Bank	874,103	21,933,423
Elm Co.	33,621	7,684,432
		29,617,855
Singapore — 1.3%
Sea Ltd., ADR(1)	120,389	22,457,364
South Africa — 2.5%
Capitec Bank Holdings Ltd.	113,853	23,029,663
Naspers Ltd., N Shares	64,338	21,226,474
		44,256,137
South Korea — 10.9%
HD Hyundai Electric Co. Ltd.	62,743	22,002,238
HD Hyundai Heavy Industries Co. Ltd.	34,126	12,730,670
HYBE Co. Ltd.(1)	52,931	10,918,376
Hyundai Rotem Co. Ltd.	119,775	16,522,760
IsuPetasys Co. Ltd.	214,296	10,122,519
KB Financial Group, Inc.	214,478	16,751,861
Korea Aerospace Industries Ltd.	218,704	14,942,893
Samsung Electronics Co. Ltd.	1,176,693	58,787,343
SK Hynix, Inc.	170,585	32,502,810
		195,281,470
Taiwan — 19.2%
Asia Vital Components Co. Ltd.	506,000	16,518,191
Bizlink Holding, Inc.	561,495	19,541,651
Delta Electronics, Inc.	1,358,000	31,285,270
E.Sun Financial Holding Co. Ltd.	22,553,926	24,615,265
Elite Material Co. Ltd.(2)	590,000	23,353,289
Gold Circuit Electronics Ltd.	1,738,000	28,483,444
MediaTek, Inc.	318,000	14,130,650
Taiwan Semiconductor Manufacturing Co. Ltd.	4,940,713	185,036,546
		342,964,306
Turkey — 0.5%
BIM Birlesik Magazalar AS(2)	732,329	9,435,804
United Arab Emirates — 3.3%
Abu Dhabi Islamic Bank PJSC	3,979,180	23,105,915
Emaar Properties PJSC	9,417,437	36,919,025
		60,024,940
United States — 0.7%
MercadoLibre, Inc.(1)	5,383	13,311,675
TOTAL COMMON STOCKS (Cost $1,064,987,237)		1,811,128,514

SHORT-TERM INVESTMENTS — 0.9%
Money Market Funds — 0.9%
State Street Navigator Securities Lending Government Money Market Portfolio(4) (Cost $15,398,005)	15,398,005	15,398,005
TOTAL INVESTMENT SECURITIES — 102.1% (Cost $1,080,385,242)		1,826,526,519
OTHER ASSETS AND LIABILITIES — (2.1)%		(37,162,144)
TOTAL NET ASSETS — 100.0%		$1,789,364,375

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Information Technology	29.9%
Financials	25.5%
Consumer Discretionary	12.9%
Communication Services	12.9%
Industrials	9.8%
Real Estate	3.5%
Health Care	2.6%
Energy	2.4%
Materials	0.6%
Utilities	0.6%
Consumer Staples	0.5%
Short-Term Investments	0.9%
Other Assets and Liabilities	(2.1)%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $32,572,503. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Securities may be subject to resale, redemption or transferability restrictions.
(4)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $34,453,517, which includes securities collateral of $19,055,512.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause a fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Brazil	$58,892,653	$42,990,534	—
China	60,597,133	470,238,537	—
India	63,193,327	212,584,522	—
Mexico	25,110,470	—	—
Peru	28,874,558	—	—
Singapore	22,457,364	—	—
United States	13,311,675	—	—
Other Countries	—	812,877,741	—
Short-Term Investments	15,398,005	—	—
	$287,835,185	$1,538,691,334	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.